Regulatory Capital Matters (Actual And Required Capital Amounts And Ratios Of CFBank) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, Actual Amount	$ 69,066	$ 48,271
Tier 1 (Core) Capital to risk weighted assets, Actual Amount	62,085	43,179
Common equity tier 1 capital to risk-weighted assets, Actual Amount	62,085	43,179
Tier 1 (Core) Capital to adjusted total assets, Actual Amount	$ 62,085	$ 43,179
Total Capital to risk weighted assets, Actual Ratio	12.37%	11.91%
Tier 1 (Core) Capital to risk weighted assets, Actual Ratio	11.12%	10.65%
Common equity tier 1 capital to risk-weighted assets, Actual Ratio	11.12%	10.65%
Tier 1 (Core) Capital to adjusted total assets, Actual Ratio	10.13%	9.37%
Total Capital to risk weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Amount	$ 55,834	$ 40,532
Tier 1 (Core) Capital to risk weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Amount	44,668	32,426
Common equity tier 1 capital to risk-weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Amount	36,292	26,346
Tier 1 (Core) Capital to adjusted total assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Amount	$ 30,658	$ 23,040
Capital to risk weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Ratio	10.00%	10.00%
Tier 1 (Core) Capital to risk weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Ratio	8.00%	8.00%
Common equity tier 1 capital to risk-weighted assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Ratio	6.50%	6.50%
Tier 1 (Core) Capital to adjusted total assets, To Be Well Capitalized Under Applicable Regulatory Capital Standards Ratio	5.00%	5.00%
Basel III Phase-In Schedule [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, Minimum Capital Required Amount	$ 55,164	$ 37,492
Tier 1 (Core) Capital to risk weighted assets, Minimum Capital Required Amount	43,998	29,386
Common equity tier 1 capital to risk-weighted assets, Minimum Capital Required Amount	35,622	23,306
Tier 1 (Core) Capital to adjusted total assets, Minimum Capital Required Amount	$ 24,526	$ 18,432
Total Capital to risk weighted assets, Minimum Capital Required Ratio	9.88%	9.25%
Tier 1 (Core) Capital to risk weighted assets, Minimum Capital Required Ratio	7.88%	7.25%
Common equity tier 1 capital to risk-weighted assets, Minimum Capital Required Ratio	6.38%	5.75%
Tier 1 (Core) Capital to adjusted total assets, Minimum Capital Required Ratio	4.00%	4.00%
Basel III Fully Phased-In [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, Minimum Capital Required Amount	$ 58,626	$ 42,559
Tier 1 (Core) Capital to risk weighted assets, Minimum Capital Required Amount	47,459	34,452
Common equity tier 1 capital to risk-weighted assets, Minimum Capital Required Amount	39,084	28,372
Tier 1 (Core) Capital to adjusted total assets, Minimum Capital Required Amount	$ 24,526	$ 18,432
Total Capital to risk weighted assets, Minimum Capital Required Ratio	10.50%	10.50%
Tier 1 (Core) Capital to risk weighted assets, Minimum Capital Required Ratio	8.50%	8.50%
Common equity tier 1 capital to risk-weighted assets, Minimum Capital Required Ratio	7.00%	7.00%
Tier 1 (Core) Capital to adjusted total assets, Minimum Capital Required Ratio	4.00%	4.00%